Stockholders' Equity (Details) (USD $)	12 Months Ended
Jun. 30, 2012 item
Series B Preferred Stock
Stockholders' Equity
Number of rights to purchase preferred stock for each share of common stock	8
Number of shares of preferred stock that each stockholder is entitled to purchase (in shares)	0.00001
Exercise price of preferred stock (in dollars per share)	$ 21.00
Percentage of entity's common stock that must be included in an acquisition or tender offer before rights are eligible to be exercised	15.00%
Redemption price per right (in dollars per right)	$ 0.01
Number of undesignated preferred shares authorized to be issued (in shares)	499,999
Number of designated preferred shares authorized to be issued (in shares)	500,000
Exchangeable Rights Plan
Stockholders' Equity
Number of shares of preferred stock that each stockholder is entitled to purchase (in shares)	0.00001